Other Current Liabilities	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Current Liabilities Text Block Abstract
OTHER CURRENT LIABILITIES

NOTE 14 — OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
GST and other tax liabilities	$7,790,790	$5,470,477
CSR expenses liabilities	206,619	100,127
Cheques receivables / payables (net)	—	54,653
Capital creditors	896
Advances from customers	—	3,893
	$7,998,305	$5,629,150